Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended	24 Months Ended	108 Months Ended	132 Months Ended
	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025
C000014854_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Fidelity® Stock Selector Small Cap Fund
C000014854_ClassMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	$ 10,000
C000014854_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,257
C000014854_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	12,513
C000014854_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	12,768
C000014854_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	14,287
C000014854_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	14,776
C000014854_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	23,068
C000014854_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	19,209
C000014854_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	18,733
C000014854_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	26,044
C000014854_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	28,445
C000014854_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Russell 2000® Index
C000014854_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000014854_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,411
C000014854_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	13,311
C000014854_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	13,557
C000014854_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	14,222
C000014854_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	14,203
C000014854_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	21,418
C000014854_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	17,447
C000014854_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	15,953
C000014854_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	21,388
C000014854_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	24,471
C000014854_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Russell 3000® Index
C000014854_2_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000014854_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,424
C000014854_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	12,924
C000014854_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	13,776
C000014854_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	15,635
C000014854_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	17,221
C000014854_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	24,782
C000014854_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	20,688
C000014854_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	22,422
C000014854_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	30,910
C000014854_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	37,343
C000177514_LG_ClassMember_9YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Class Z
C000177514_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,000
C000177514_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,929
C000177514_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	11,167
C000177514_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	12,512
C000177514_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	12,960
C000177514_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	20,251
C000177514_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	16,886
C000177514_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	16,491
C000177514_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	22,954
C000177514_LG_1_AdditionalIndexMember_9YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Russell 2000® Index
C000177514_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,000
C000177514_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	11,149
C000177514_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	11,356
C000177514_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,913
C000177514_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	11,896
C000177514_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	17,940
C000177514_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	14,614
C000177514_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	13,362
C000177514_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	17,915
C000177514_LG_2_AdditionalIndexMember_9YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Russell 3000® Index
C000177514_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,000
C000177514_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	11,422
C000177514_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	12,175
C000177514_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	13,818
C000177514_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	15,220
C000177514_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	21,902
C000177514_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	18,284
C000177514_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	19,816
C000177514_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	27,318
C000047983_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Class M
C000047983_ClassMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	9,650
C000047983_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	9,833
C000047983_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,917
C000047983_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	12,084
C000047983_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	13,438
C000047983_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	13,819
C000047983_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	21,453
C000047983_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	17,765
C000047983_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	17,231
C000047983_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	23,824
C000047983_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	25,885
C000047983_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Russell 2000® Index
C000047983_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000047983_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,411
C000047983_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	13,311
C000047983_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	13,557
C000047983_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	14,222
C000047983_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	14,203
C000047983_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	21,418
C000047983_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	17,447
C000047983_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	15,953
C000047983_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	21,388
C000047983_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	24,471
C000047983_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Russell 3000® Index
C000047983_2_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000047983_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,424
C000047983_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	12,924
C000047983_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	13,776
C000047983_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	15,635
C000047983_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	17,221
C000047983_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	24,782
C000047983_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	20,688
C000047983_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	22,422
C000047983_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	30,910
C000047983_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	37,343
C000047984_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Class I
C000047984_ClassMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000047984_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,255
C000047984_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	12,509
C000047984_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	12,761
C000047984_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	14,276
C000047984_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	14,774
C000047984_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	23,052
C000047984_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	19,197
C000047984_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	18,718
C000047984_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	26,019
C000047984_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	28,410
C000047984_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Russell 2000® Index
C000047984_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000047984_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,411
C000047984_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	13,311
C000047984_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	13,557
C000047984_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	14,222
C000047984_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	14,203
C000047984_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	21,418
C000047984_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	17,447
C000047984_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	15,953
C000047984_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	21,388
C000047984_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	24,471
C000047984_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Russell 3000® Index
C000047984_2_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000047984_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,424
C000047984_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	12,924
C000047984_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	13,776
C000047984_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	15,635
C000047984_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	17,221
C000047984_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	24,782
C000047984_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	20,688
C000047984_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	22,422
C000047984_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	30,910
C000047984_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	37,343
C000047982_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Class C
C000047982_ClassMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000047982_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,141
C000047982_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	12,232
C000047982_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	12,347
C000047982_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	13,661
C000047982_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	13,979
C000047982_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	21,583
C000047982_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	17,783
C000047982_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	17,158
C000047982_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	23,789
C000047982_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	25,906
C000047982_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Russell 2000® Index
C000047982_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000047982_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,411
C000047982_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	13,311
C000047982_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	13,557
C000047982_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	14,222
C000047982_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	14,203
C000047982_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	21,418
C000047982_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	17,447
C000047982_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	15,953
C000047982_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	21,388
C000047982_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	24,471
C000047982_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Russell 3000® Index
C000047982_2_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000047982_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,424
C000047982_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	12,924
C000047982_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	13,776
C000047982_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	15,635
C000047982_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	17,221
C000047982_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	24,782
C000047982_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	20,688
C000047982_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	22,422
C000047982_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	30,910
C000047982_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	37,343
C000047980_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Class A
C000047980_ClassMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	9,425
C000047980_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	9,642
C000047980_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,726
C000047980_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	11,930
C000047980_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	13,308
C000047980_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	13,727
C000047980_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	21,362
C000047980_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	17,744
C000047980_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	17,255
C000047980_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	23,924
C000047980_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	26,053
C000047980_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Russell 2000® Index
C000047980_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000047980_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,411
C000047980_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	13,311
C000047980_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	13,557
C000047980_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	14,222
C000047980_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	14,203
C000047980_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	21,418
C000047980_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	17,447
C000047980_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	15,953
C000047980_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	21,388
C000047980_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	24,471
C000047980_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Russell 3000® Index
C000047980_2_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000047980_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,424
C000047980_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	12,924
C000047980_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	13,776
C000047980_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	15,635
C000047980_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	17,221
C000047980_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	24,782
C000047980_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	20,688
C000047980_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	22,422
C000047980_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	30,910
C000047980_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	37,343
C000014853_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Fidelity® Focused Stock Fund
C000014853_ClassMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000014853_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,331
C000014853_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	13,158
C000014853_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	15,039
C000014853_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	17,303
C000014853_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	21,898
C000014853_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	31,274
C000014853_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	23,726
C000014853_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	26,488
C000014853_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	40,515
C000014853_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	47,396
C000014853_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				S&P 500® Index
C000014853_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000014853_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,451
C000014853_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	12,921
C000014853_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	13,870
C000014853_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	15,857
C000014853_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	17,397
C000014853_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	24,862
C000014853_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	21,230
C000014853_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	23,383
C000014853_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	32,272
C000014853_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	39,196
C000014852_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Fidelity® Disciplined Equity Fund
C000014852_ClassMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000014852_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,016
C000014852_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	12,270
C000014852_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	12,562
C000014852_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	14,070
C000014852_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	17,154
C000014852_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	24,590
C000014852_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	18,268
C000014852_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	20,905
C000014852_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	29,168
C000014852_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	35,549
C000014852_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				S&P 500® Index
C000014852_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000014852_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,451
C000014852_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	12,921
C000014852_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	13,870
C000014852_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	15,857
C000014852_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	17,397
C000014852_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	24,862
C000014852_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	21,230
C000014852_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	23,383
C000014852_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	32,272
C000014852_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	39,196
C000064279_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Class K
C000064279_ClassMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000064279_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,026
C000064279_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	12,297
C000064279_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	12,601
C000064279_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	14,128
C000064279_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	17,236
C000064279_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	24,729
C000064279_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	18,386
C000064279_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	21,062
C000064279_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	29,409
C000064279_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	35,871
C000064279_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				S&P 500® Index
C000064279_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000064279_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,451
C000064279_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	12,921
C000064279_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	13,870
C000064279_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	15,857
C000064279_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	17,397
C000064279_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	24,862
C000064279_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	21,230
C000064279_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	23,383
C000064279_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	32,272
C000064279_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	39,196
C000014851_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Fidelity® Capital Appreciation Fund
C000014851_ClassMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000014851_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	9,694
C000014851_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	12,208
C000014851_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	13,054
C000014851_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	14,651
C000014851_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	18,274
C000014851_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	25,588
C000014851_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	20,434
C000014851_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	22,688
C000014851_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	32,524
C000014851_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	38,686
C000014851_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				S&P 500® Index
C000014851_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000014851_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,451
C000014851_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	12,921
C000014851_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	13,870
C000014851_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	15,857
C000014851_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	17,397
C000014851_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	24,862
C000014851_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	21,230
C000014851_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	23,383
C000014851_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	32,272
C000014851_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	39,196
C000064278_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Class K
C000064278_ClassMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000064278_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	9,707
C000064278_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	12,235
C000064278_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	13,095
C000064278_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	14,709
C000064278_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	18,365
C000064278_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	25,733
C000064278_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	20,567
C000064278_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	22,856
C000064278_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	32,790
C000064278_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	39,025
C000064278_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				S&P 500® Index
C000064278_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000064278_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,451
C000064278_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	12,921
C000064278_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	13,870
C000064278_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	15,857
C000064278_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	17,397
C000064278_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	24,862
C000064278_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	21,230
C000064278_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	23,383
C000064278_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	32,272
C000064278_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	39,196
C000254561_LG_ClassMember_2YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Class A
C000254561_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	9,425
C000254561_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	9,316
C000254561_LG_1_AdditionalIndexMember_2YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500® Index
C000254561_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,000
C000254561_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	9,926
C000254560_LG_ClassMember_2YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Class M
C000254560_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	9,650
C000254560_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	9,536
C000254560_LG_1_AdditionalIndexMember_2YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500® Index
C000254560_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,000
C000254560_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	9,926
C000254559_LG_ClassMember_2YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Class C
C000254559_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,000
C000254559_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	9,879
C000254559_LG_1_AdditionalIndexMember_2YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500® Index
C000254559_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,000
C000254559_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	9,926
C000254562_LG_ClassMember_2YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Class I
C000254562_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,000
C000254562_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	9,887
C000254562_LG_1_AdditionalIndexMember_2YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500® Index
C000254562_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,000
C000254562_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	9,926
C000254563_LG_ClassMember_2YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Class Z
C000254563_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,000
C000254563_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	9,887
C000254563_LG_1_AdditionalIndexMember_2YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500® Index
C000254563_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,000
C000254563_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	9,926
C000014856_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Fidelity® Value Fund
C000014856_ClassMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000014856_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,285
C000014856_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	12,327
C000014856_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	11,816
C000014856_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	12,916
C000014856_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	12,074
C000014856_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	20,032
C000014856_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	18,670
C000014856_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	18,851
C000014856_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	24,685
C000014856_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	26,111
C000014856_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Russell Midcap® Value Index
C000014856_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000014856_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,784
C000014856_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	12,630
C000014856_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	12,650
C000014856_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	13,925
C000014856_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	12,959
C000014856_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	19,257
C000014856_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	17,298
C000014856_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	16,681
C000014856_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	22,359
C000014856_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	24,116
C000014856_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Russell 3000® Index
C000014856_2_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000014856_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,424
C000014856_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	12,924
C000014856_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	13,776
C000014856_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	15,635
C000014856_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	17,221
C000014856_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	24,782
C000014856_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	20,688
C000014856_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	22,422
C000014856_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	30,910
C000014856_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	37,343
C000064281_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Class K
C000064281_ClassMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000064281_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,296
C000064281_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	12,353
C000064281_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	11,845
C000064281_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	12,962
C000064281_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	12,141
C000064281_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	20,142
C000064281_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	18,806
C000064281_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	18,991
C000064281_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	24,899
C000064281_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	26,339
C000064281_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Russell Midcap® Value Index
C000064281_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000064281_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,784
C000064281_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	12,630
C000064281_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	12,650
C000064281_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	13,925
C000064281_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	12,959
C000064281_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	19,257
C000064281_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	17,298
C000064281_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	16,681
C000064281_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	22,359
C000064281_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	24,116
C000064281_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Russell 3000® Index
C000064281_2_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000064281_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,424
C000064281_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	12,924
C000064281_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	13,776
C000064281_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	15,635
C000064281_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	17,221
C000064281_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	24,782
C000064281_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	20,688
C000064281_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	22,422
C000064281_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	30,910
C000064281_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	$ 37,343